Expense Example - Class A and Class C - SP 500 2x Strategy Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 650
3 Years	1,017
5 Years	1,408
10 Years	2,501
Class C
Expense Example:
1 Year	359
3 Years	796
5 Years	1,360
10 Years	$ 2,895